SilverPepper Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 79.0%
	COMMUNICATIONS — 0.2%
9,918	Meet Group, Inc.*	$58,219
2,574	Telaria, Inc.*	15,444
		73,663
	CONSUMER DISCRETIONARY — 0.0%
1,276	Delphi Technologies PLC*,1	10,272
	CONSUMER STAPLES — 5.3%
177,442	Craft Brew Alliance, Inc.*	2,643,886
	ENERGY — 9.6%
292,000	Tallgrass Energy LP - Class A2	4,806,320
	FINANCIALS — 31.3%
39,438	Carolina Financial Corp.	1,020,261
9,636	CenterState Bank Corp.	166,028
252,090	Front Yard Residential Corp. - REIT[2]	3,012,476
46,926	IBERIABANK Corp.	1,696,844
53,235	Legg Mason, Inc.[2]	2,600,530
327	MSB Financial Corp.	4,002
21,853	MutualFirst Financial, Inc.	616,255
3,629	Pacific Premier Bancorp, Inc.	68,370
111,428	PB Bancorp, Inc.[2]	1,660,277
7,283	Southwest Georgia Financial Corp.	133,001
92,808	Taubman Centers, Inc. - REIT	3,886,799
26,169	Wellesley Bank	771,724
		15,636,567
	HEALTH CARE — 11.2%
21,867	Allergan PLC[1]	3,872,646
18,222	Forty Seven, Inc.*	1,738,743
		5,611,389
	TECHNOLOGY — 15.7%
114,237	ForeScout Technologies, Inc.*,2	3,608,747
38,516	LogMeIn, Inc.	3,207,613
7,832	Tech Data Corp.*	1,024,817
718	TiVo Corp.	5,083
		7,846,260
	UTILITIES — 5.7%
41,800	El Paso Electric Co.[2]	2,840,728
	TOTAL COMMON STOCKS
	(Cost $44,752,943)	39,469,085

SilverPepper Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2020 (Unaudited)

Number of Shares		Value
	RIGHTS — 0.5%
	HEALTH CARE — 0.5%
60,000	Bristol-Myers Squibb Co.*	$228,000
	MATERIALS — 0.0%
10,316	A Schulman Inc.*	5,392
	TOTAL RIGHTS
	(Cost $127,800)	233,392

Principal Amount
	SHORT-TERM INVESTMENTS — 28.4%
$14,171,662	UMB Money Market Fiduciary, 0.01%[3]	14,171,662
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $14,171,662)	14,171,662
	TOTAL INVESTMENTS — 107.9%
	(Cost $59,052,405)	53,874,139
	Liabilities in Excess of Other Assets — (7.9)%	(3,925,225)
	TOTAL NET ASSETS — 100.0%	$49,948,914

Number of Shares
	SECURITIES SOLD SHORT — (12.0)%
	COMMON STOCKS — (12.0)%
	COMMUNICATIONS — 0.0%
(2,785)	Rubicon Project, Inc.*	(15,457)
	CONSUMER DISCRETIONARY — 0.0%
(578)	BorgWarner, Inc.	(14,086)
	FINANCIALS — (9.1)%
(15,253)	Cambridge Bancorp	(793,156)
(7,028)	First Bancshares, Inc.	(134,024)
(214,839)	First Horizon National Corp.	(1,731,602)
(382)	Kearny Financial Corp.	(3,281)
(51,906)	Northwest Bancshares, Inc.	(600,553)
(4,033)	Opus Bank	(69,892)
(2,892)	South State Corp.	(169,847)
(44,566)	United Bankshares, Inc.	(1,028,583)
		(4,530,938)
	HEALTH CARE — (2.9)%
(18,937)	AbbVie, Inc.	(1,442,810)

SilverPepper Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2020 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	TECHNOLOGY — 0.0%
(327)	Xperi Corp.	$(4,549)
	TOTAL COMMON STOCKS
	(Proceeds $8,146,670)	(6,007,840)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $8,146,670)	$(6,007,840)

PLC – Public Limited Company
LP – Limited Partnership
REIT – Real Estate Investment Trusts

*Non-income producing security.
[1]Foreign security denominated in U.S. Dollars.
[2]All or a portion of this security is segregated as collateral for securities sold short.
[3]The rate is the annualized seven-day yield at period end.